Transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 10,610,893	₩ 7,555,719
Associated financial liabilities	8,717,336	7,167,364
Securities at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	7,924,953	6,711,060
Securities at fair value through other comprehensive income
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,867,470	688,593
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	818,470	156,066
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	4,442,163	1,632,241
Debt securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	4,411,921	1,626,212
Government
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	3,951,869	1,216,381
Financial institutions
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	460,052	409,831
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 30,242	₩ 6,029